Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative [Line Items]
Realized gains	$ 1,048	$ 592	$ 2,788	$ 1,438
Unrealized (losses) gains	405	4	(3,960)	3,287
Total	1,453	596	(1,172)	4,725
Interest rate swap agreements
Derivative [Line Items]
Realized gains	613	711	2,395	1,575
Unrealized (losses) gains	(541)	13	(5,010)	3,262
Total	72	724	(2,615)	4,837
Forward freight agreements
Derivative [Line Items]
Realized gains	435	(119)	393	(137)
Unrealized (losses) gains	946	(9)	1,050	25
Total	$ 1,381	$ (128)	$ 1,443	$ (112)